Summary of Significant Accounting Policies - Schedule of Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary Of Significant Accounting Policies [Abstract]
Equity method investments	¥ 180,287		¥ 132,377
Non-marketable equity investments	903,797		838,740
Investments	¥ 1,084,084	$ 157,177	¥ 971,117